GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Loss from operations	$ 12,744,103	$ 12,437,941
Accumulated deficit	41,624,749	$ 28,868,189
Working capital deficit	$ 3,609,174